Leases - Summary of Operating Lease, Liability (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Operating Lease Payments [Abstract]
Cash paid for operating leases	¥ 28,847
Lease liabilities arising from obtaining right-of-use assets:	¥ 33,399